Related Party Transactions (Details) - Officers And Directors [Member] - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Salaries
Short-term employee benefits	556	486
Stock-based compensation	677,434	1,006,805
Total	$ 677,990	$ 1,007,291